Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other current receivables	€ 20,840	€ 18,850
Expected loss (% net of counterpart risk mitigation factors)	12.40%	14.90%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 23,794	€ 22,163
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,954)	(3,313)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 6,680	€ 6,508
Expected loss (% net of counterpart risk mitigation factors)	0.40%	0.40%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 6,703	€ 6,533
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(23)	(25)
Performing receivables | Medium Risk
Trade and other receivables
Trade and other current receivables	€ 9,378	€ 7,407
Expected loss (% net of counterpart risk mitigation factors)	1.80%	5.30%
Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 9,547	€ 7,823
Performing receivables | Medium Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(169)	(416)
Performing receivables | High Risk
Trade and other receivables
Trade and other current receivables	€ 376	€ 766
Expected loss (% net of counterpart risk mitigation factors)	3.80%	8.30%
Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 391	€ 835
Performing receivables | High Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(15)	(69)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 1,777	€ 2,162
Expected loss (% net of counterpart risk mitigation factors)	55.00%	50.50%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,953	€ 4,371
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,176)	(2,209)
Plenitude customers
Trade and other receivables
Trade and other current receivables	€ 2,629	€ 2,007
Expected loss (% net of counterpart risk mitigation factors)	17.80%	22.80%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,200	€ 2,601
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(571)	(594)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	14,746	13,354
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,815	4,348
Business customers | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	7,970	6,628
Business customers | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	378	818
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,583	1,560
National Oil Companies and Public Administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,315	3,890
National Oil Companies and Public Administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	215	331
National Oil Companies and Public Administrations | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	852	884
National Oil Companies and Public Administrations | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables		1
National Oil Companies and Public Administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,248	2,674
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,733	4,919
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,673	1,854
Other counterparties | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	725	311
Other counterparties | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	13	16
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	122	137
Other counterparties | Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,200	€ 2,601